CONVERTIBLE NOTES - 2019 Notes (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	Jun. 30, 2018 CNY (¥) item	Jun. 27, 2018	Jun. 12, 2018 USD ($)	Jun. 12, 2018 CNY (¥)	Jun. 09, 2018 USD ($)	Jun. 09, 2018 CNY (¥)
2019 Notes
Debt Instrument
Term (in years)	363 days
Conversion price per ordinary shares (as a percent)	109.50%
IPO price per ordinary share (as a percent)	108.00%
Earliest conversion occurring days after the threshold date		181
Number of notes | item	2
Debt Instrument, Convertible, Beneficial Conversion Feature | ¥	¥ 0
CNCB (Hong Kong)
Debt Instrument
Total principal amount					$ 100	¥ 686,300
Interest (as a percent)					6.00%	6.00%
Golden Fortune
Debt Instrument
Total principal amount			$ 75	¥ 514,700
Interest (as a percent)			6.50%	6.50%